Performance Management	Jan. 31, 2026
Common Stock Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class shares from year to year and how the average annual returns of the Fund’s Investor Class shares over time compare to the performance of the Russell 2000® Index and the Russell 2000® Value Index. The performance of the Fund’s Institutional Shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date. For additional information on the benchmarks, please see “Benchmark Descriptions” in the Prospectus. The Fund is the successor to the FMI Common Stock Fund, the sole series of FMI Common Stock Fund, Inc. (the “Predecessor Fund”). The Predecessor Fund commenced operations on December 18, 1981. The reorganization was effective as of January 31, 2014, and the Fund is the accounting survivor of the reorganization. Accordingly, the performance information shown below for periods on or prior to January 31, 2014 is that of the Predecessor Fund. The Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Fund. The past performance of the Fund and the Predecessor Fund (before and after taxes) are not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website, www.fmimgt.com/current-performance/, or by calling toll-free at 1-800-811-5311.
Performance Past Does Not Indicate Future [Text]	The past performance of the Fund and the Predecessor Fund (before and after taxes) are not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class shares from year to year and how the average annual returns of the Fund’s Investor Class shares over time compare to the performance of the Russell 2000® Index and the Russell 2000® Value Index.
Performance Additional Market Index [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class shares from year to year and how the average annual returns of the Fund’s Investor Class shares over time compare to the performance of the Russell 2000® Index and the Russell 2000® Value Index.
Bar Chart [Heading]	FMI Common Stock Fund – Investor Class (Annual total return as of 12/31)
Bar Chart Closing [Text Block]
During the ten-year period shown on the bar chart, the highest total return for the Fund’s Investor Class shares for a quarter was 24.90% (quarter ended December 31, 2020) and the lowest total return for a quarter was -27.14% (quarter ended March 31, 2020).

Highest Quarterly Return, Label [Optional Text]	highest total return
Highest Quarterly Return	24.90%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest total return
Lowest Quarterly Return	(27.14%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.fmimgt.com/current-performance/
Performance Availability Phone [Text]	1-800-811-5311
Large Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class shares from year to year and how the average annual returns of the Fund’s Investor Class shares over time compare to the performance of the Standard & Poor’s Composite® Index of 500 Stocks (“S&P 500®”) and the iShares® Russell 1000 Value ETF. The performance of the Fund’s Institutional Shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date. For additional information on the benchmarks, please see “Benchmark Descriptions” in the Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website, www.fmimgt.com/current-performance/, or by calling toll-free at 1-800-811-5311.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class shares from year to year and how the average annual returns of the Fund’s Investor Class shares over time compare to the performance of the Standard & Poor’s Composite® Index of 500 Stocks (“S&P 500®”) and the iShares® Russell 1000 Value ETF.
Performance Additional Market Index [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class shares from year to year and how the average annual returns of the Fund’s Investor Class shares over time compare to the performance of the Standard & Poor’s Composite® Index of 500 Stocks (“S&P 500®”) and the iShares® Russell 1000 Value ETF.
Bar Chart [Heading]	FMI Large Cap Fund – Investor Class (Annual total return as of 12/31)
Bar Chart Closing [Text Block]
During the ten-year period shown on the bar chart, the highest total return for the Fund’s Investor Class shares for a quarter was 15.81% (quarter ended December 31, 2020) and the lowest total return for a quarter was -23.43% (quarter ended March 31, 2020).

Highest Quarterly Return, Label [Optional Text]	highest total return
Highest Quarterly Return	15.81%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest total return
Lowest Quarterly Return	(23.43%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than the other return figures for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	The Fund’s return after taxes on distributions and sale of Fund shares may be higher than the other return figures for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.fmimgt.com/current-performance/
Performance Availability Phone [Text]	1-800-811-5311
International Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class from year to year and how the average annual returns of the Fund’s Investor Class over time compare to the performance of the Morgan Stanley Capital International Europe, Australasia and Far East® Index (“MSCI EAFE®”) and the MSCI EAFE® Value Index. The performance of the Fund’s Institutional Shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date. For additional information on the benchmarks, please see “Benchmark Descriptions” in the Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website, www.fmimgt.com/current-performance/, or by calling toll-free at 1-800-811-5311.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class from year to year and how the average annual returns of the Fund’s Investor Class over time compare to the performance of the Morgan Stanley Capital International Europe, Australasia and Far East® Index (“MSCI EAFE®”) and the MSCI EAFE® Value Index.
Performance Additional Market Index [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class from year to year and how the average annual returns of the Fund’s Investor Class over time compare to the performance of the Morgan Stanley Capital International Europe, Australasia and Far East® Index (“MSCI EAFE®”) and the MSCI EAFE® Value Index.
Bar Chart [Heading]	FMI International Fund – Investor Class (Annual total return as of 12/31)
Bar Chart Closing [Text Block]
During the ten-year period shown on the bar chart, the highest total return for the Fund’s Investor Class shares for a quarter was 16.94% (quarter ended December 31, 2020) and the lowest total return for a quarter was -28.24% (quarter ended March 31, 2020.

Highest Quarterly Return, Label [Optional Text]	highest total return
Highest Quarterly Return	16.94%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest total return
Lowest Quarterly Return	(28.24%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.fmimgt.com/current-performance/
Performance Availability Phone [Text]	1-800-811-5311
International Fund II - Currency Unhedged
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class from year to year and how the average annual returns of the Fund’s Institutional Class from year to year compared to the performance of the Morgan Stanley Capital International Europe, Australasia and Far East® Index (“MSCI EAFE®”) and the MSCI EAFE® Value Index. No performance information is available for the Investor Class shares since that class is currently not available for purchase. For additional information on the benchmarks, please see “Benchmark Descriptions” in the Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website, www.fmimgt.com/current-performance/, or by calling toll-free at 1-800-811-5311.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class from year to year and how the average annual returns of the Fund’s Institutional Class from year to year compared to the performance of the Morgan Stanley Capital International Europe, Australasia and Far East® Index (“MSCI EAFE®”) and the MSCI EAFE® Value Index.
Performance Additional Market Index [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class from year to year and how the average annual returns of the Fund’s Institutional Class from year to year compared to the performance of the Morgan Stanley Capital International Europe, Australasia and Far East® Index (“MSCI EAFE®”) and the MSCI EAFE® Value Index.
Bar Chart [Heading]	FMI International Fund II – Currency Unhedged – Institutional Class (Annual total return as of 12/31)
Bar Chart Closing [Text Block]
During the six-year period shown on the bar chart, the highest total return for the Fund’s Institutional Class shares for a quarter was 20.58% (quarter ended December 31, 2020) and the lowest total return for a quarter was -29.25% (quarter ended March 31, 2020). The inception date of the Fund was December 31, 2019.

Highest Quarterly Return, Label [Optional Text]	highest total return
Highest Quarterly Return	20.58%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest total return
Lowest Quarterly Return	(29.25%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns(for the period ended December 31, 2025)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Class shares only and there are no after-tax returns for Investor Class shares since the Class is currently not available for purchase.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and there are no after-tax returns for Investor Class shares since the Class is currently not available for purchase.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.fmimgt.com/current-performance/
Performance Availability Phone [Text]	1-800-811-5311
International Fund II - Currency Unhedged | International Fund II - Currency Unhedged Investor Class
Prospectus [Line Items]
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	No performance information is available for the Investor Class shares since that class is currently not available for purchase.
Global Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class from year to year and how the average annual returns of the Fund’s Institutional Class from year to year compared to the performance of the Morgan Stanley Capital International World® Index (“MSCI World®”) and the Morgan Stanley Capital International All Country World® Index (“MSCI ACWI®”). No performance information is available for the Investor Class shares since that class is currently not available for purchase. For additional information on the benchmarks, please see “Benchmark Descriptions” in the Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website, www.fmimgt.com/current-performance/, or by calling toll-free at 1-800-811-5311.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class from year to year and how the average annual returns of the Fund’s Institutional Class from year to year compared to the performance of the Morgan Stanley Capital International World® Index (“MSCI World®”) and the Morgan Stanley Capital International All Country World® Index (“MSCI ACWI®”).
Performance Additional Market Index [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class from year to year and how the average annual returns of the Fund’s Institutional Class from year to year compared to the performance of the Morgan Stanley Capital International World® Index (“MSCI World®”) and the Morgan Stanley Capital International All Country World® Index (“MSCI ACWI®”).
Bar Chart [Heading]	FMI Global Fund– Institutional Class (Annual total return as of 12/31)
Bar Chart Closing [Text Block]
During the one-year period shown on the bar chart, the highest total return for the Fund’s Institutional Class shares for a quarter was 5.55% (quarter ended June 30, 2025) and the lowest total return for a quarter was -0.05% (quarter ended September 30, 2025). The inception date of the Fund was December 31, 2024.

Highest Quarterly Return, Label [Optional Text]	highest total return
Highest Quarterly Return	5.55%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest total return
Lowest Quarterly Return	(0.05%)
Lowest Quarterly Return, Date	Sep. 30, 2025
Performance Table Heading	Average Annual Total Returns(for the period ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Class shares only and there are no after-tax returns for Investor Class shares since the Class is currently not available for purchase.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and there are no after-tax returns for Investor Class shares since the Class is currently not available for purchase.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.fmimgt.com/current-performance/
Performance Availability Phone [Text]	1-800-811-5311
Global Fund | Global Fund Investor Class
Prospectus [Line Items]
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	No performance information is available for the Investor Class shares since that class is currently not available for purchase.